Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of liquidity risk [line items]
Loans and financing	$ 3,647.6	$ 4,198.5	$ 3,759.9	$ 3,759.9	$ 4,229.9
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	321.0	491.6
Trade accounts payable	892.1	824.7
Recourse and non recourse debt	324.0	17.6
Financial guarantees	51.0	22.2
Other liabilities	5.4	11.4
Total	1,593.5	1,367.5
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	867.3	784.9
Recourse and non recourse debt	7.6	332.7
Financial guarantees	39.9	52.5
Other liabilities	92.2	46.1
Total	1,007.0	1,216.2
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,345.7	1,220.2
Recourse and non recourse debt	6.6	8.0
Financial guarantees	31.3	31.1
Other liabilities	95.3	92.3
Total	1,478.9	1,351.6
Liquidity risk [member] | After 2023 [member]
Disclosure of liquidity risk [line items]
Loans and financing	2,167.3	2,904.0
Recourse and non recourse debt	3.2	5.8
Financial guarantees	29.9	51.0
Other liabilities	34.4	99.6
Total	2,234.8	3,060.4
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	4,701.3	5,400.7
Trade accounts payable	892.1	824.7
Recourse and non recourse debt	341.4	364.1
Financial guarantees	152.1	156.8
Other liabilities	227.3	249.4
Total	$ 6,314.2	$ 6,995.7